Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities)
ROU assets and lease liabilities	$ (11,000)	$ (21,000)	$ (9,000)
Intangible assets	(132,000)	(527,000)	(141,000)
Convertible debenture		(717,000)	(87,000)
Warrant liability	(820,000)
Non-capital losses	963,000	1,265,000	237,000
Net deferred tax liability